Corporate Information and Basis of Presentation	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Corporate Information and Basis of Presentation
Corporate Information and Basis of Presentation
QIAGEN N.V. is a public limited liability company ('naamloze vennootschap') under Dutch law with registered office at Hulsterweg 82, Venlo, The Netherlands. QIAGEN N.V., a Netherlands holding company, and subsidiaries (we, our or the Company) is the leading global provider of Sample to Insight solutions to transform biological materials into valuable molecular insights. Our sample technologies isolate and process DNA, RNA and proteins from blood, tissue and other materials. Assay technologies make these biomolecules visible and ready for analysis. Bioinformatics software and knowledge bases interpret data to report relevant, actionable insights. Automation solutions tie these together in seamless and cost-effective molecular testing workflows. We provide these workflows to four major customer classes: Molecular Diagnostics (human healthcare), Applied Testing (forensics, veterinary testing and food safety), Pharma (pharmaceutical and biotechnology companies) and Academia (life sciences research). We market our products in more than 130 countries.
The accompanying consolidated financial statements were prepared in accordance with U.S. generally accepted accounting principles (GAAP) and all amounts are presented in U.S. dollars rounded to the nearest thousand, unless otherwise indicated. The consolidated financial statements have been prepared on a historical cost basis, except for derivative financial instruments, contingent consideration and available-for-sale financial instruments that have been measured at fair value.
Certain reclassifications of prior year amounts have been made to conform to the current year presentation in Note 16 "Income Taxes." Additionally, for the year ended December 31, 2014, the amounts related to the amortization of debt issuance costs and loss on marketable securities have been reclassed from other items, net and are now stated separately in the consolidated statements of cash flows. These reclassifications had no effect on cash provided by operating activities or total cash flows.
On November 20, 2015, we acquired MO BIO Laboratories, located in Carlsbad, California. On December 16, 2014 we acquired Enzymatics, located in Beverly, Massachusetts and on April 3, 2014, we acquired BIOBASE, located in Wolfenbüttel, Germany. On August 22, 2013 we acquired CLC bio located in Aarhus, Denmark and on April 29, 2013, we acquired Ingenuity Systems, Inc. (Ingenuity), located in Redwood City, California. Accordingly, at the acquisition dates, all of the assets acquired and liabilities assumed were recorded at their respective fair values and our consolidated results of operations include the operating results from the acquired companies from the acquisition dates.